Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable
Accounts Payable

13. Accounts Payable

	December 31,
	2025	2024

	(in US$’000)
Accounts payable—third parties	45,533	42,521

Substantially all accounts payable are denominated in HK$, RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis for accounts payable—third parties based on the relevant invoice dates is as follows:

	December 31,
	2025	2024

	(in US$’000)
Not later than 3 months	38,944	37,805
Between 3 months to 6 months	5,080	2,638
Between 6 months to 1 year	502	833
Later than 1 year	1,007	1,245
Accounts payable—third parties	45,533	42,521